S-K 1603, SPAC Sponsor; Conflicts of Interest	Dec. 19, 2025
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Letter Agreement:

Our sponsor has agreed not to transfer, assign or sell their founder shares until the earlier of 180 days after the date of the consummation of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination, provided such release shall not occur earlier than 90 days after our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Letter Agreement:

Brookline Capital Holdings II, LLC

Dr. Samuel P. Wertheimer

Patrick A. Sturgeon

Dimitre J. Genov

Hayden Edwards

James L. Kempner

Jordan Sun

Thomas Vecchiolla

Lock-Up Agreement:

Brookline Capital Holdings II, LLC

Dr. Samuel P. Wertheimer

Patrick A. Sturgeon

Dimitre J. Genov

Hayden Edwards

James L. Kempner

Jordan Sun

Thomas Vecchiolla

Letter Agreement:

Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor, or any affiliates of our sponsor, or such parties related to Brookline, (b) in the case of an individual, by gift to a member of one of the members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of any of our officers, our directors, the initial shareholders, or members of our sponsor, or such parties related to Brookline; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with the consummation of an initial business combination at prices no greater than the price at which the shares or rights were originally purchased; (f) in the event of our liquidation prior to the completion of our initial business combination;

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

Lock-Up Agreement:

For a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative, offer, sell, contract to sell, pledge, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend or otherwise transfer or dispose of, directly or indirectly, any units, rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or rights, subject to certain exceptions.

(g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement or Brookline’s charter documents upon dissolution of our sponsor or Brookline; or (h) in the event of our liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination; provided, however, that in the case of clauses (a) through (e) or (g) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements and by the same agreements entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).

Lock-Up Agreement:

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Placement Units, Placement Shares, Placement Rights and Representative Shares

Letter Agreement:

30 days after the completion of our initial business combination

Lock-Up Agreement:

For a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative, offer, sell, contract to sell, pledge, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend or otherwise transfer or dispose of, directly or indirectly, any units, rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or rights, subject to certain exceptions.

In addition, the placement units to be purchased by Brookline are deemed underwriters’ compensation by FINRA pursuant to FINRA Rule 5110 and will be subject to compliance with the lock-up provisions of that rule.

Letter Agreement:

Brookline Capital Holdings II, LLC

Brookline Capital Markets, a division of Arcadia Securities, LLC

Dr. Samuel P. Wertheimer

Patrick A. Sturgeon

Dimitre J. Genov

Hayden Edwards

James L. Kempner

Jordan Sun

Thomas Vecchiolla

Lock-Up Agreement:

Brookline Capital Holdings II, LLC

Brookline Capital Markets, a division of Arcadia Securities, LLC

Dr. Samuel P. Wertheimer

Patrick A. Sturgeon

Dimitre J. Genov

Hayden Edwards

James L. Kempner

Jordan Sun

Thomas Vecchiolla

Letter Agreement: Same as above. Lock-Up Agreement: Same as above.